Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Principal outstanding [Member]
Conversion of Stock [Line Items]
Convertible Note 2021	$ 1,469,512	$ 5,275,000
Convertible Note 2022	3,170,000	3,170,000
Convertible Notes - liability portion	4,639,512	8,445,000
Unamortized issuance cost [Member]
Conversion of Stock [Line Items]
Convertible Note 2021	(143,335)	(1,405,654)
Convertible Note 2022	(624,350)	(1,109,673)
Convertible Notes - liability portion	(767,685)	(2,515,327)
Net carrying value [Member]
Conversion of Stock [Line Items]
Convertible Note 2021	1,326,177	3,869,346
Convertible Note 2022	2,545,650	2,060,327
Convertible Notes - liability portion	$ 3,871,827	$ 5,929,673